Parent Only Financial Information	12 Months Ended
Dec. 31, 2011
Parent Only Financial Information [Abstract]
Parent Only Financial Information

Note 17 - Parent Only Financial Information

The Company operates its wholly owned subsidiary, the Association. The earnings of the Association are recognized by the Company under the equity method of accounting. The following are the condensed financial statements for the Company (Parent Company only) as of and for the years ended December 31, 2011 and 2010.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
Assets
Cash and cash equivalents	$124,408	$227,008
Investment in the Association	13,772,427	14,881,231
ESOP loan receivable	494,736	523,959
Other assets	191,457	125,530

Total Assets	$14,583,028	$15,757,728

Liabilities and Stockholders' Equity

Other liabilities	$23,003	$4,211
Stockholders' equity	14,560,025	15,753,517

Total Liabilities and Stockholders' Equity	$14,583,028	$15,757,728

CONDENSED STATEMENTS OF INCOME

	Years Ended December 31,
	2011	2010

Interest income	$29,529	$31,765
Undistributed earnings (distribution in excess of earnings) of Association	(553,496)	474,794

	(523,967)	506,559

Non-interest expenses	157,842	93,507

(Loss) income before Income Tax Benefit	(681,809)	413,052

Income tax benefit	(43,626)	(28,177)

Net (Loss) Income	$(638,183)	$441,229

CONDENSED STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2011	2010

Cash Flows from Operating Activities
Net income	$(638,183)	$441,229
Undistributed earnings (distribution in excess of earnings) of Association	553,496	(474,794)
Increase in other assets	(65,927)	(30,927)
(Decrease) increase in other liabilities	18,791	(3,154)

Net Cash (Used in) Operating Activities	(131,823)	(67,646)

Cash Flows from Investing Activities
Repayments ESOP loan receivable	29,223	27,669

Net (Decrease) in Cash and Cash Equivalents	(102,600)	(39,977)

Cash and Cash Equivalents - Beginning	227,008	266,985

Cash and Cash Equivalents - Ending	$124,408	$227,008